Shareholder Report, Average Annual Return (Details)	4 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2015	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000143294
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eubel Brady & Suttman Income and Appreciation Fund
C000143295
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eubel Brady & Suttman Income Fund
Without Sales Load [Member] | C000143294
Average Annual Return [Line Items]
Average Annual Return, Percent		8.15%	4.75%	3.85%
Without Sales Load [Member] | C000143295
Average Annual Return [Line Items]
Average Annual Return, Percent		6.08%	3.00%	2.77%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.07%	(0.60%)	1.19%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.07%	(0.60%)	1.19%
ICE BofA U.S. Corporates, 1-10 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-10 Year Corp. Index
Average Annual Return, Percent		4.86%	1.45%	2.59%
ICE BofA All Yield Alternatives US Convertibles Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Yield Alternatives Index
Average Annual Return, Percent		14.29%	4.90%	5.01%
ICE BofA U.S. Corporate & Government, 1-10 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & Government 1-10 Yrs Index
Average Annual Return, Percent		3.50%	0.72%	1.64%